Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use Assets
Schedule of right of use asset

	12.31.22	12.31.21
Balance at beginning of year	828	670
Additions	912	1,050
Depreciation for the year	(1,033)	(892)
Balance at end of the year	707	828